8. LOSS PER SHARE (Tables) (Quarterly)	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Loss Per Share
	2013	2012
Net Income (Loss)	$(20,752,795)	$(163,456)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.06)	$(0.00)

Weighted average common shares outstanding – basic and diluted	356,066,667	335,000,000

	Three months ending March 31,
	2014	2013
Net Income (Loss)	$(79,995)	$(42,946)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.00)	$(0.00)

Weighted average common shares outstanding – basic and diluted	416,950,000	335,000,000